Flight Equipment Held for Operating Leases (Tables)	6 Months Ended
Jun. 30, 2014
Flight Equipment Held for Operating Leases
Schedule of movements in flight equipment held for operating leases

	Successor	Predecessor
	Period beginning February 5, 2014, and ending June 30, 2014	Period beginning January 1, 2014, and ending May 13, 2014		Year Ended December 31, 2013
	(Dollars in thousands)	(Dollars in thousands)
Net book value at beginning of period	$32,106,000	$32,453,037		$34,468,309
Acquisition accounting adjustments	(8,116,357)	—		—
Additions	292,958	596,939		2,094,171
Depreciation	(187,935)	(666,134)		(1,850,303)
Impairment	(287)	(28,630	)(a)	(1,378,434	)(a)
Disposals	(29,674)	(132,936)		(287,932)
Aircraft reclassified to Net investment in finance and sales-type leases/Inventory	(27,470)	(116,276)		(592,774)

Net book value at end of period	$24,037,235	$32,106,000		$32,453,037

Accumulated depreciation at June 30, 2014, May 13, 2014, December 31, 2013, respectively	$187,509	$14,692,388		$14,121,522
(a)
Excludes impairments of $20,617 and $22,966 recorded on certain lease related assets for the periods ended May 13, 2014 and December 31, 2013, respectively.